Supplement to the
Fidelity® Ohio Municipal Income Fund
February 29, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee for Fidelity® Ohio Municipal Income Fund has been removed.

OFR-SUM-16-01 1.9880495.100	December 1, 2016